UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2013

Date of reporting period:  November 30, 2012

Item 1. Schedule of Investments.

Performance Trust Total Return Bond Fund
Schedule of Investments
November 30, 2012 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 4.44%
AmeriCredit Automobile Receivables Trust
B, 9.790%, 04/15/2014	112,033	114,619
2010-2, 1.710%, 08/08/2014	1,024	1,024
2011-2, 0.900%, 09/08/2014	28,668	28,679
C, 14.550%, 01/15/2016	580,000	635,236
2010-A, 3.510%, 07/06/2017	1,012,198	1,038,748
Bank of America Auto Trust
2010-2, 1.940%, 06/15/2017	855,000	864,547
Ford Credit Auto Owner Trust
2012-A, 0.620%, 09/15/2014	363,711	364,085
Nissan Auto Receivables Owner Trust
2011-B, 0.740%, 09/15/2014	1,258,148	1,260,276
RAMP Trust
4.980%, 08/25/2034 (a)	78,021	79,322
TOTAL ASSET BACKED SECURITIES (Cost $4,382,494)		4,386,536

MORTGAGE BACKED SECURITIES - 52.33%
Banc of America Alternative Loan Trust
2007-1, 5.945%, 04/25/2022 (a)	159,352	163,303
2005-5, 6.000%, 06/25/2035	474,791	400,037
5.750%, 12/25/2035	454,969	366,338
2006-3, 6.000%, 04/25/2036	355,646	313,951
Banc of America Funding Corp.
2005-6, 5.500%, 10/25/2035	353,608	358,357
2007-5, 5.500%, 07/25/2037	758,527	628,175
2007-5, 6.500%, 07/25/2037	577,069	592,821
Banc of America Mortgage Trust
2005-F, 3.089%, 07/25/2035 (a)	156,164	154,034
2005-10, 5.500%, 11/25/2035	352,556	353,379
Bear Stearns Asset Backed Securities Trust
A-1, 5.250%, 10/25/2034	307,742	319,272
A-5, 5.500%, 11/25/2035	231,010	206,104
Chaseflex Trust
2005-2, 5.500%, 06/25/2035	526,000	474,427
2005-2, 5.500%, 06/25/2035	39,000	32,531
2006-2, 6.340%, 09/25/2036 (a)	500,000	437,394
2006-2, 6.170%, 09/25/2036 (a)	250,000	214,688
Citicorp Mortgage Securities, Inc.
5.500%, 06/25/2021	438,314	451,135
5.750%, 08/25/2023	1,994,147	2,010,360
5.500%, 02/25/2026	109,531	112,326
5.750%, 06/25/2036	121,353	123,633
5.750%, 06/25/2036	585,206	598,717
Citigroup Mortgage Loan Trust Inc.
2004-2, 9.250%, 09/25/2033	561,709	598,061
2005-5, 5.000%, 08/25/2035	587,969	602,309
Citimortgage Alternative Loan Trust
5.250%, 03/25/2021	209,378	214,556
5.500%, 04/25/2022	162,655	167,061
Countrywide Alternative Loan Trust
2004-30CB, 5.500%, 03/25/2020	306,000	288,345
2006-J5, 5.265%, 07/25/2021 (a)	326,080	307,276
2005-J1, 5.500%, 02/25/2035	743,741	733,042
2005-7CB, 0.608%, 04/25/2035 (a)	407,087	331,919
2005-6CB, 7.500%, 04/25/2035	168,546	176,493
2005-21CB, 5.250%, 06/25/2035	472,000	432,772
2005-11CB, 5.500%, 06/25/2035	1,440,797	1,462,985
2005-40CB, 5.500%, 10/25/2035	159,177	129,965
2005-46CB, 5.500%, 10/25/2035	554,542	491,896
2005-49CB, 5.500%, 11/25/2035	843,483	702,368
2005-52CB, 5.500%, 11/25/2035	277,952	244,855
2005-J13, 5.500%, 11/25/2035	448,204	412,853
2005-65CB, 5.500%, 12/25/2035	514,704	493,263
2005-65CB, 5.500%, 01/25/2036	581,325	492,181
2005-73CB, 6.250%, 01/25/2036	377,487	329,554
2006-8T1, 5.500%, 04/25/2036	70,115	52,003
2006-J4, 6.000%, 07/25/2036	766,957	607,962
2006-19CB, 6.000%, 08/25/2036	488,543	407,515
2006-19CB, 6.000%, 08/25/2036	275,816	230,323
2006-32CB, 5.500%, 11/25/2036	633,836	495,517
Countrywide Home Loan Mortgage Pass Through Trust
2005-20, 5.250%, 12/25/2027	183,470	170,962
2002-J4, 5.500%, 10/25/2032	229,562	238,028
2003-7, 4.500%, 05/25/2033	195,202	201,956
2003-HYB3, 2.964%, 11/19/2033 (a)	706,380	697,480
2004-HYB5, 3.128%, 04/20/2035 (a)	599,824	547,460
2005-15, 5.500%, 08/25/2035	215,371	214,089
2005-16, 5.000%, 09/25/2035	62,000	60,844
2005-J3, 5.500%, 09/25/2035	389,177	344,543
2005-27, 5.500%, 12/25/2035	132,176	121,863
2005-30, 5.500%, 01/25/2036	428,240	420,144
Credit Suisse First Boston Mortgage Securities Corp.
2004-7, 5.250%, 10/25/2019	81,418	82,803
2005-4, 5.500%, 06/25/2035	197,084	200,768
2005-3, 5.500%, 07/25/2035	647,272	660,353
2005-10, 5.500%, 11/25/2035	973,561	834,957
2005-10, 5.750%, 11/25/2035	170,000	158,047
CSMC Mortgage-Backed Trust
2006-8, 5.500%, 10/25/2021	246,921	233,621
2006-1, 5.500%, 02/25/2036	929,191	827,682
2006-3, 5.750%, 04/25/2036	131,832	113,477
2006-3, 6.000%, 04/25/2036	139,934	115,570
2006-3, 6.000%, 04/25/2036	341,088	281,702
2006-4, 7.000%, 05/25/2036	386,059	224,991
2007-3, 5.500%, 04/25/2037	287,138	273,280
2007-5, 5.000%, 08/25/2037	355,049	321,587
Deutsche ALT-A Securities Inc. Alternative Loan Trust
2005-2, 0.608%, 04/25/2035 (a)	236,109	193,076
Deutsche Mortgage Securities, Inc.
2004-4, 2.737%, 06/25/2034 (a)	326,081	298,216
First Horizon Alternative Mortgage Securities
2006-FA6, 5.750%, 11/25/2021	104,437	105,572
6.250%, 10/25/2034	684,459	699,861
FLT, 0.808%, 04/25/2035 (a)	135,377	103,440
GMAC Mortgage Corp Loan Trust
2005-AR3, 3.559%, 06/19/2035 (a)	590,569	564,801
GSAA Trust
2006-6, 5.407%, 03/25/2036 (a)	128,917	80,277
GSR Mortgage Loan Trust
2005-AR2, 2.821%, 05/25/2034 (a)	571,615	515,400
2005-1F, 6.000%, 01/25/2035	95,819	96,082
2005-3F, 6.000%, 03/25/2035	136,109	136,461
2005-AR2, 5.203%, 04/25/2035 (a)	315,551	318,321
2005-6F, 5.500%, 07/25/2035	525,798	492,947
2005-7F, 5.000%, 09/25/2035	220,000	208,570
2005-7F, 6.000%, 09/25/2035	122,524	124,972
2006-5F, 6.000%, 06/25/2036	1,511,195	1,387,108
2006-7F, 6.250%, 08/25/2036	1,106,214	952,060
Harborview Mortgage Loan Trust
2005-4, 3.103%, 07/19/2035 (a)	291,194	273,346
Indymac Index Mortgage Loan Trust
2005-AR1, 2.702%, 03/25/2035 (a)	358,020	331,414
JP Morgan Alternative Loan Trust
2005-S1, 5.000%, 12/25/2035	136,405	112,448
2005-S1, 5.500%, 12/25/2035	393,940	348,969
2005-S1, 5.500%, 12/25/2035	596,682	492,326
2006-S2, 6.050%, 05/25/2036 (a)	150,087	132,519
JP Morgan Mortgage Trust
2005-S3, 5.750%, 01/25/2036	290,282	285,470
Lehman Mortgage Trust
2006-2, 6.462%, 04/25/2036 (a)	176,778	171,848
MASTR Adjustable Rate Mortgages Trust
2004-4, 2.124%, 05/25/2034 (a)	304,716	244,523
2004-15, 3.434%, 12/25/2034 (a)	456,450	428,857
MASTR Alternative Loans Trust
FLT, 0.808%, 10/25/2036 (a)	897,439	765,744
MASTR Asset Securitization Trust
2005-2, 5.250%, 11/25/2035	445,807	451,397
MASTR Seasoned Securities Trust
2005-2, 3.655%, 10/25/2032 (a)	216,697	215,671
Morgan Stanley Mortgage Loan Trust
2006-7, 5.000%, 06/25/2021	228,240	219,263
2-A, 3.048%, 01/25/2035 (a)	104,061	90,691
2006-2, 6.500%, 02/25/2036	252,238	202,050
2006-11, 6.000%, 08/25/2036	457,856	355,927
Nomura Asset Acceptance Corp.
A-5, 4.976%, 05/25/2035 (a)	503,999	463,836
RAAC Series
6.000%, 09/25/2034	586,325	594,139
RALI Trust
A-1, 5.000%, 05/25/2019	177,080	179,893
5.000%, 03/25/2020	2,349,681	2,399,686
2007-QS4, 5.500%, 04/25/2022	111,936	112,472
A-4, 5.500%, 05/25/2034	302,907	282,293
6.000%, 09/25/2035	46,666	35,041
RAMP Trust
8.000%, 05/25/2032	1,129,798	1,111,032
Residential Asset Securitization Trust
A-3, 5.500%, 08/25/2034	1,808,177	1,818,484
5.500%, 10/25/2035	558,727	456,957
6.000%, 10/25/2035	456,799	318,091
RFMSI Trust
2006-S10, 5.500%, 10/25/2021	402,186	411,102
FLT, 2.912%, 03/25/2035 (a)	219,773	200,443
WaMu Mortgage Pass Through Certificates
2004-S2, 6.000%, 06/25/2034	148,011	154,883
2005-AR18, 2.474%, 01/25/2036 (a)	772,631	737,603
2006-AR2, 2.469%, 03/25/2036 (a)	325,309	280,772
Washington Mutual Alternative Mortgage Pass-Through Certificates
2005-1, 5.500%, 03/25/2035	750,000	704,457
2005-4, 5.500%, 06/25/2035	432,128	415,755
2005-5, 5.500%, 07/25/2035	490,791	474,065
2005-9, 5.500%, 11/25/2035	96,292	83,239
Wells Fargo Mortgage Backed Securities Trust
2003-11, 4.750%, 10/25/2018	102,289	103,659
2005-9, 5.500%, 10/25/2035	605,000	632,533
2005-14, 5.500%, 12/25/2035	1,061,253	1,070,892
2006-4, 0.908%, 04/25/2036 (a)	805,997	719,990
2007-2, 5.250%, 03/25/2037	500,000	521,767
TOTAL MORTGAGE BACKED SECURITIES (Cost $48,749,966)		51,744,974

MUNICIPAL BONDS - 34.48%
California - 3.14%
Centinela Valley Union High School District
Zero Coupon, 08/01/2021	750,000	561,615
County of Riverside CA
Zero Coupon, 11/01/2020	145,000	121,018
Lemon Grove Elementary School District
Zero Coupon, 11/01/2020	375,000	284,374
Palmdale Elementary School District
Zero Coupon, 08/01/2029	540,000	250,311
Port of Oakland
5.000%, 05/01/2033	300,000	346,188
San Jose Evergreen Community College District
Zero Coupon, 09/01/2028	200,000	91,220
Santa Ana Unified School District
Zero Coupon, 08/01/2020	1,470,000	1,143,322
West Contra Costa Calif Unified School District
Zero Coupon, 08/01/2022	180,000	124,555
Yosemite Community College District
Zero Coupon, 08/01/2023	250,000	177,875
		3,100,478
Colorado - 0.47%
City & County of Denver CO Airport System Revenue
5.000%, 11/15/2028	100,000	117,273
Dawson Ridge Metropolitan District No 1
Zero Coupon, 10/01/2022	320,000	265,238
Zero Coupon, 10/01/2022	100,000	82,887
		465,398
Connecticut - 0.68%
Connecticut Municipal Electric Energy Cooperative
5.000%, 01/01/2030	555,000	667,987
Georgia - 1.76%
City of Atlanta GA Department of Aviation
5.000%, 01/01/2021	150,000	180,414
Walton County School District
5.000%, 08/01/2022	1,210,000	1,560,416
		1,740,830
Guam - 0.59%
Guam Power Authority
5.000%, 10/01/2021	490,000	580,885
Illinois - 5.30%
Boone Mchenry & Dekalb Counties Community Unit School District 100
Zero Coupon, 12/01/2022	200,000	145,506
Zero Coupon, 12/01/2023	475,000	332,220
Chicago Board of Education
Zero Coupon, 12/01/2020	400,000	315,812
Zero Coupon, 12/01/2022	100,000	72,112
Zero Coupon, 12/01/2021	1,000,000	769,240
Cook County Township High School District No. 225 Northfield
Zero Coupon, 12/01/2020	355,000	293,862
Dekalb Kane & LaSalle Counties Etc Community College District No 523
Zero Coupon, 02/01/2021	200,000	169,900
Illinois Finance Authority
Zero Coupon, 07/15/2023	365,000	288,164
Zero Coupon, 01/01/2020	785,000	670,115
Lake County Community Consolidated School District No. 50 Woodland
5.625%, 01/01/2026	335,000	412,465
5.750%, 01/01/2030	480,000	585,149
Lake County Community Unit School District No. 95 Lake Zurich
Zero Coupon, 12/01/2020	1,000,000	809,050
Metropolitan Pier & Exposition Authority
Zero Coupon, 06/15/2021	230,000	200,604
Will County Community Unit School District No 201
Zero Coupon, 11/01/2020	220,000	179,502
		5,243,701
Indiana - 4.07%
City of Carmel IN Waterworks Revenue
5.000%, 05/01/2036	1,000,000	1,146,050
Clark-Pleasant School Building Corp.
4.000%, 07/15/2023	300,000	342,282
Franklin Community Multi-School Building Corp.
5.000%, 01/10/2023	400,000	474,244
Indiana Finance Authority
5.000%, 03/01/2022	775,000	912,229
Indianapolis Local Public Improvement Bond Bank
Zero Coupon, 02/01/2021	480,000	395,769
4.750%, 01/01/2031	105,000	109,006
Zionsville Community Schools Building Corp.
Zero Coupon, 01/15/2029	100,000	58,459
Zionsville Middle School Building Corp.
Zero Coupon, 07/15/2022	750,000	583,448
		4,021,487
Michigan - 1.92%
City of Detroit MI Water Supply System Revenue
5.750%, 07/01/2026	625,000	727,206
Detroit City School District
5.250%, 05/01/2026	450,000	557,132
Harper Woods School District
5.000%, 05/01/2022	500,000	611,690
		1,896,028
Nevada - 0.23%
County of Clark NV Airport System Revenue
5.000%, 07/01/2024	200,000	227,496
New Jersey - 2.36%
New Jersey Higher Education Student Assistance Authority
5.500%, 12/01/2021	1,000,000	1,186,940
New Jersey Transportation Trust Fund Authority
5.500%, 12/15/2022	880,000	1,146,491
		2,333,431
New York - 0.24%
Port Authority of New York & New Jersey
5.000%, 09/15/2022	200,000	239,484
Oregon - 0.29%
Klamath Falls Intercommunity Hospital Authority
5.000%, 09/01/2021	250,000	289,423
Pennsylvania - 4.41%
Brownsville Area School District
4.450%, 11/15/2033	500,000	500,150
Pennsylvania Turnpike Commission
Zero Coupon, 12/01/2034	1,835,000	1,832,798
Zero Coupon, 06/01/2033	1,470,000	1,600,624
Pennyslvania Turnpike Commission
Zero Coupon, 12/01/2035	440,000	430,399
		4,363,971
Puerto Rico - 0.56%
Puerto Rico Sales Tax Financing Corp.
Zero Coupon, 08/01/2032	1,545,000	552,585
Rhode Island - 1.61%
Rhode Island Clean Water Finance Agency
5.000%, 10/01/2022	500,000	649,715
State of Rhode Island
5.500%, 08/01/2027	750,000	945,420
		1,595,135
Texas - 6.00%
City of Houston TX Airport System Revenue
5.000%, 07/01/2028	450,000	525,208
Ennis Independent School District
Zero Coupon, 08/15/2024	285,000	205,129
Fort Worth International Airport
5.000%, 11/01/2035	2,500,000	2,802,775
5.000%, 11/01/2032	830,000	856,021
Leander Independent School District
Zero Coupon, 08/15/2031	500,000	188,890
Montgomery County Health Facilities Development Corp.
Zero Coupon, 07/15/2023	165,000	131,640
North Texas Tollway Authority
Zero Coupon, 01/01/2042	310,000	352,017
5.000%, 09/01/2029	720,000	870,545
		5,932,225
Utah - 0.12%
Utah Transit Authority
Zero Coupon, 06/15/2029	250,000	121,380
Washington - 0.73%
Chelan County Public Utility No 1
Zero Coupon, 06/01/2023	655,000	482,270
Zero Coupon, 06/01/2021	300,000	240,726
		722,996
TOTAL MUNICIPAL BONDS (Cost $32,824,389)		34,094,920

SHORT-TERM INVESTMENTS - 9.80%
First American Treasury Obligations Fund, 0.000% (a)	9,690,266	9,690,266
TOTAL SHORT-TERM INVESTMENTS (Cost $9,690,266)		9,690,266

Total Investments (Cost $95,647,115) - 101.05%		99,916,696
Liabilities in Excess of Other Assets - (1.05)%		(1,035,613)
TOTAL NET ASSETS - 100.00%		$98,881,083

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2012.

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments	$95,647,115
Gross unrealized appreciation	$4,344,023
Gross unrealized depreciation	$(74,442)
Net unrealized appreciation	$4,269,581

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Total Return Bond Fund (the"Total Return Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Total Return Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at November 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Securities	$-	$4,386,536	$-	$4,386,536
Mortgage Backed Securities	-	51,744,974	-	51,744,974
Municipal Bonds	-	34,094,920	-	34,094,920
Total Fixed Income	-	90,226,430	-	90,226,430

Short-Term Investments	9,690,266	-	-	9,690,266
Total Investments In Securities	$9,690,266	$90,226,430	$-	$99,916,696

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2012.

The Fund held no Level 3 securities during the period ended November 30, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2012.

Performance Trust Municipal Bond Fund
Schedule of Investments
November 30, 2012 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 92.44%
Arizona - 4.23%
Phoenix Industrial Development Authority
5.000%, 06/01/2027	500,000	573,150
Pima County Industrial Development Authority
6.000%, 04/01/2016	50,000	51,509
6.500%, 04/01/2026	200,000	201,932
6.625%, 07/01/2031	215,000	225,195
Tempe Industrial Development Authority
6.250%, 12/01/2042	200,000	220,510
		1,272,296
California - 7.34%
California Statewide Communities Development Authority
5.000%, 05/15/2027	250,000	288,187
City of Highland, CA
5.125%, 09/01/2024	125,000	134,039
City of Irvine, CA
4.000%, 09/02/2021	100,000	111,960
City of San Buenaventura, CA
8.000%, 12/01/2026	125,000	165,559
City of Yucaipa, CA
5.000%, 09/01/2026	200,000	214,158
El Dorado Union High School District
Zero Coupon, 12/01/2028	60,000	26,466
National City Community Development Commission
5.750%, 08/01/2021	100,000	115,621
Palmdale Community Redevelopment Agency
Zero Coupon, 12/01/2020	45,000	33,470
Zero Coupon, 12/01/2019	75,000	58,850
Palmdale Elementary School District
Zero Coupon, 08/01/2028	500,000	244,955
Riverside County Public Financing Authority
4.000%, 05/01/2033	350,000	357,151
4.000%, 05/01/2024	425,000	456,709
		2,207,125
Colorado - 2.55%
Colorado Health Facilities Authority
5.125%, 01/01/2030	300,000	312,921
Denver Convention Center Hotel Authority
5.250%, 12/01/2022	100,000	107,543
E-470 Public Highway Authority
Zero Coupon, 09/01/2023	25,000	16,083
Zero Coupon, 09/01/2020	410,000	311,547
Zero Coupon, 09/01/2022	25,000	17,016
		765,110
Connecticut - 0.57%
Connecticut State Health & Educational Facility Authority
5.000%, 07/01/2026	150,000	170,943
District of Columbia - 1.31%
District of Columbia
6.250%, 10/01/2032	315,000	393,835
Florida - 14.91%
Belle Isle, FL
5.500%, 10/01/2022	500,000	507,920
Capital Trust Agency, Inc.
4.000%, 11/01/2025	430,000	426,517
Citizens Property Insurance Corp.
5.000%, 06/01/2022	500,000	599,400
5.500%, 06/01/2016	30,000	34,262
City of Lakeland, FL
5.000%, 09/01/2042	470,000	507,182
Escambia County Health Facilities Authority
4.250%, 08/15/2016	120,000	131,633
5.125%, 08/15/2020	105,000	125,560
5.500%, 08/15/2024	400,000	468,836
Lee County Industrial Development Authority
5.000%, 11/01/2025	150,000	175,806
Martin County Health Facilities Authority
5.000%, 11/15/2028	650,000	710,697
Miromar Lakes Community Development District
4.875%, 05/01/2022	200,000	201,266
Orange County Health Facilities Authority
4.000%, 06/01/2022	250,000	271,542
Palace Coral Gables Community Development District
5.000%, 05/01/2032	100,000	116,817
Venetian Community Development District
5.000%, 05/01/2023	200,000	204,968
		4,482,406
Georgia - 0.49%
City of Atlanta, GA
5.500%, 11/01/2027	35,000	44,273
Main Street Natural Gas, Inc.
5.000%, 03/15/2018	25,000	28,765
5.000%, 03/15/2017	65,000	73,899
		146,937
Guam - 2.16%
Guam Power Authority
5.000%, 10/01/2024	400,000	470,212
5.000%, 10/01/2023	150,000	177,737
		647,949
Hawaii - 0.55%
Hawaii State Department of Budget & Finance
5.000%, 11/15/2027	150,000	164,918
Illinois - 2.93%
Illinois Finance Authority
5.000%, 11/01/2027	120,000	136,469
5.125%, 02/01/2026	150,000	158,749
5.750%, 05/15/2031	150,000	158,090
Railsplitter Tobacco Settlement Authority
6.000%, 06/01/2028	100,000	123,602
Regional Transportation Authority
6.000%, 06/01/2023	25,000	32,310
State of Illinois
5.000%, 01/01/2019	20,000	23,352
Village of Franklin Park, IL
6.250%, 07/01/2030	200,000	249,148
		881,720
Indiana - 3.21%
City of Carmel, IN
7.125%, 11/15/2047	400,000	426,528
Indiana Bond Bank
5.250%, 10/15/2020	95,000	112,347
Indiana Finance Authority
5.000%, 03/01/2023	125,000	146,136
5.500%, 11/15/2026	100,000	116,077
Indiana Health & Educational Facilities Financing Authority
5.500%, 03/01/2037	150,000	164,877
		965,965
Iowa - 1.00%
Iowa Higher Education Loan Authority
5.625%, 10/01/2026	150,000	166,080
Iowa Student Loan Liquidity Corp.
5.300%, 12/01/2023	120,000	135,172
		301,252
Louisiana - 1.92%
Jefferson Parish Hospital Service District No. 1
5.375%, 01/01/2031	100,000	115,748
Louisiana Local Government Environmental Facilities & Community Development
5.000%, 10/01/2020	135,000	164,188
6.500%, 08/01/2029	250,000	295,918
		575,854
Maine - 0.85%
Maine Health & Higher Educational Facilities Authority
6.000%, 07/01/2026	50,000	60,381
Maine Health & Higher Eductational Facilities Authority
7.500%, 07/01/2032	150,000	193,969
		254,350
Michigan - 5.43%
City of Detroit MI Sewage Disposal System Revenue
5.000%, 07/01/2018	250,000	291,223
Kentwood Economic Development Corp.
5.375%, 11/15/2027	400,000	425,096
Michigan Finance Authority
5.000%, 02/01/2033	500,000	515,120
7.000%, 10/01/2031	250,000	272,082
Star International Academy
5.000%, 03/01/2033	125,000	127,785
		1,631,306
Minnesota - 1.86%
City of West St. Paul, MN
6.750%, 09/01/2031	150,000	164,308
St. Paul Housing & Redevelopment Authority
6.375%, 09/01/2031	150,000	163,889
Tobacco Securitization Authority MN
5.250%, 03/01/2026	200,000	229,486
		557,683
Missouri - 1.17%
Missouri State Health & Educational Facilities Authority
3.000%, 10/01/2020	200,000	199,028
St. Louis County Industrial Development Authority
4.500%, 09/01/2023	140,000	153,644
		352,672
New Hampshire - 1.59%
New Hampshire Business Finance Authority
5.000%, 10/01/2018	200,000	234,136
New Hampshire Health & Education Facilities Authority
5.300%, 07/01/2017	150,000	150,859
5.600%, 10/01/2022	90,000	92,432
		477,427
New Jersey - 6.05%
New Jersey Economic Development Authority
5.000%, 07/01/2022	500,000	528,820
5.000%, 06/15/2023	250,000	298,483
5.750%, 06/15/2029	100,000	108,333
(Pre-refunded to 06/15/2014)
6.000%, 07/01/2032	150,000	165,373
New Jersey Health Care Faciliites Financing Authority
4.500%, 07/01/2021	20,000	23,388
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2022	500,000	571,370
New Jersey Transportation Trust Fund Authority
5.500%, 06/15/2031	100,000	123,864
		1,819,631
New York - 1.16%
Suffolk County Economic Development Corp.
5.000%, 07/01/2028	300,000	348,495
North Carolina - 1.86%
North Carolina Capital Facilities Finance Agency
4.000%, 03/01/2026	175,000	179,207
North Carolina Medical Care Commission
3.250%, 06/01/2027	375,000	379,901
		559,108
Ohio - 1.82%
County of Hamilton, OH
5.250%, 06/01/2023	100,000	117,467
Southeastern Ohio Port Authority
5.750%, 12/01/2032	400,000	429,872
		547,339
Oklahoma - 0.82%
Oklahoma Development Finance Authority
4.500%, 01/01/2021	240,000	246,535
Oregon - 4.96%
Astoria Hospital Facilities Authority
5.000%, 08/01/2022	765,000	858,965
Multnomah County Hospital Facilities Authority
5.000%, 12/01/2029	250,000	275,615
Oregon State Facilities Authority
3.625%, 07/01/2021	150,000	159,606
State of Oregon Housing & Community Services Department
4.750%, 07/01/2026	75,000	82,503
5.000%, 01/01/2026	100,000	113,017
		1,489,706
Pennsylvania - 5.44%
Clairton Municipal Authority
4.000%, 12/01/2022	400,000	420,528
Delaware County Authority
4.000%, 10/01/2022	300,000	309,066
5.000%, 06/01/2023	200,000	210,408
Montgomery County Industrial Development Authority
5.000%, 11/15/2023	105,000	125,012
Pennsylvania Higher Educational Facilities Authority
4.000%, 10/01/2022	400,000	423,312
Philadelphia Authority for Industrial Development
5.375%, 06/15/2030	135,000	146,414
		1,634,740
Puerto Rico - 1.70%
Puerto Rico Electric Power Authority
5.250%, 07/01/2027	50,000	53,541
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority
5.000%, 04/01/2027	300,000	317,151
Puerto Rico Sales Tax Financing Corp.
5.000%, 08/01/2024	125,000	140,539
		511,231
Tennessee - 3.05%
Johnson City Health & Educational Facilities Board
5.625%, 07/01/2030	155,000	187,037
6.000%, 07/01/2038	235,000	284,557
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
5.000%, 07/01/2027	335,000	367,281
Tennessee Energy Acquisition Corp.
5.000%, 02/01/2020	40,000	46,202
Tennessee Energy Aquisition Corp.
5.000%, 02/01/2015	30,000	32,251
		917,328
Texas - 2.35%
City of Houston, TX Airport System Revenue
5.000%, 07/01/2025	105,000	123,985
6.500%, 07/15/2030	100,000	113,530
Lufkin Health Facilities Development Corp.
6.000%, 02/15/2024	95,000	107,665
Port Freeport TX
5.950%, 05/15/2033	100,000	115,430
Texas Private Activity Board Surface Transportation Corp.
7.000%, 06/30/2040	195,000	245,055
		705,665
Utah - 1.18%
Utah State Charter School Finance Authority
6.300%, 07/15/2032	335,000	354,263
Vermont - 0.36%
Vermont Economic Development Authority
5.000%, 05/01/2021	100,000	107,445
Virginia - 2.37%
Virginia Small Business Financing Authority
4.500%, 01/01/2023	135,000	149,135
5.000%, 01/01/2027	250,000	281,355
5.500%, 01/01/2042	250,000	281,480
		711,970
Washington - 0.90%
Washington Health Care Facilities Authority
5.000%, 12/01/2032	250,000	271,078
Wisconsin - 2.97%
Plateville Redevelopment Authority
5.000%, 07/01/2022	650,000	735,488
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2022	100,000	111,713
5.125%, 08/15/2019	40,000	45,485
		892,686
Wyoming - 1.38%
Teton County Hospital District
5.500%, 12/01/2027	150,000	177,150
Wyoming Community Development Authority
6.250%, 07/01/2031	210,000	236,846
		413,996
TOTAL MUNICIPAL BONDS (Cost $26,091,438)		27,780,964

SHORT-TERM INVESTMENTS - 7.99%
Fidelity Institutional Money Market Funds
Tax-Exempt Portfolio, 0.010% (a)
TOTAL SHORT-TERM INVESTMENTS (Cost $2,401,546)	2,401,546	2,401,546
		2,401,546
Total Investments (Cost $28,492,984) - 100.43%
Liabilities in Excess of Other Assets - (0.43)%		30,182,510
TOTAL NET ASSETS - 100.00%		(127,945)
		$30,054,565

Percentages are stated as a percent of net assets.

(a) Variable rate security; the rate shown represents the rate at November 30, 2012

The cost basis of investments for federal income tax purposes at November 30, 2012 was as follows*:

Cost of investments	$28,492,984
Gross unrealized appreciation	$1,689,526
Net unrealized appreciation	$1,689,526

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated
May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Performance Trust Mutual Funds (the "Funds") are comprised of the
Performance Trust Total Return Bond Fund (the"Total Return Bond Fund") and the Performance Trust Municipal Bond Fund
(the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust. The investment objective of the Total Return Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation. The investment objective of the Municipal
Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities.
A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.
If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than
60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Directors and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at November 30, 2012

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Fixed Income:
Municipal Bonds	$-	$27,780,964	$-	$27,780,964
Total Fixed Income	-	27,780,964	-	27,780,964

Short-Term Investments	2,401,546	-	-	2,401,546

Total Investments In Securities	$2,401,546	$27,780,964	$-	$30,182,510

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as of November 30, 2012.

The Fund held no Level 3 securities during the period ended November 30, 2012.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2012 the
Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ Joseph Neuberger
                                                     Joseph Neuberger, President

Date          January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Joseph Neuberger
                                                      Joseph Neuberger, President

Date          January 22, 2013

By (Signature and Title)*    /s/ John Buckel
                                                      John Buckel, Treasurer

Date          January 22, 2013

* Print the name and title of each signing officer under his or her signature.